Other Comprehensive Income (Loss) (Narrative) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Notes to Financial Statements
Pension liability adjustments	$ (37,301)	¥ (3,096,000)	¥ 7,830,000	¥ (57,401,000)
Amortization of gains (losses)	(76,867)	(6,380,000)	(8,166,000)	(5,807)
Amortization of prior service cost	43,193	3,585,000	4,269,000	4,792,000
Pension liability adjustments net of deferred taxes	14,398	1,195,000	(3,176,000)	23,293,000
Amortization of gains (losses) net of deferred taxes	30,627	2,542,000	3,316,000	2,367,000
Amortization of prior service cost, net of deferred taxes	$ (17,518)	¥ (1,454,000)	¥ (1,731,000)	¥ (1,953,000)